COMMITMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of commitments [Abstract]
COMMITMENTS
NOTE 17 – COMMITMENTS

(1)
Under the Telegraph Regulations the Company is committed to pay an annual fixed fee for each frequency used. For the years 2015, 2016 and 2017 the Company recorded expenses in a total amount of approximately NIS 65 million, NIS 64 million and NIS 63 million, respectively. Under the above Regulations should the Company choose to return a frequency, such payment is no longer due. Commencing August 2016, the total amount of frequency fees of both the Company and Hot Mobile under the regulations are divided between the Company and Hot Mobile, through PHI ,according to the OPEX-CAPEX mechanism (see also note 9).

(2)	At December 31, 2017, the Group is committed to acquire property and equipment and software elements for approximately NIS 5 million.

(3)	At December 31, 2017, the Group is committed to acquire inventory in an amount of approximately NIS 818 million.

(4)	Right of Use (ROU)

The Group signed long-term agreements with service providers to receive indefeasible Rights of Use (ROU) of international capacities through submarine infrastructures (see note 12), most extendable until 2030. As of December 31, 2017, the Group is committed to pay for capacities over the following years an amount of NIS 207 million (excluding maintenance fees) as follows:

New Israeli Shekels in millions
2018	43
2019	41
2020	41
2021	41
2022	41
207

In addition, under the terms of the ROU agreements, as of December 31, 2017 the Group is committed to pay annual maintenance fees during the usage period. The total aggregated expected maintenance fee for the years 2018-2023 is approximately NIS 52 million. Some payments under the ROU agreements are linked to the USD.

(5)	Liens and guarantees

As of December 31, 2017, the Group has provided bank guarantees in respect of licenses (see note 1(d)) in an amount of NIS 100 million, in addition to bank guarantees in favor of other parties in an aggregate amount of approximately NIS 26 million. Therefore, the total bank guarantees provided by the Group as of December 31, 2017 is NIS 126 million. In addition, the Company provided a guarantee to PHI's debt in an amount of NIS 50 million.

(6)	Covenants and negative pledge – see note 15(7).

(7)	See note 15(6) with respect of notes payable issuance commitments.

(8)	Operating leases – see note 19.

(9)	See note 9 with respect to network sharing and PHI's commitments.